Intangibles (Tables)	6 Months Ended
Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Schedule of acquired finite-lived intangible assets by major class
Movements in maintenance rights during the six months ended June 30, 2021 and 2020 were as follows:

	Six Months Ended June 30,
	2021	2020
Maintenance rights at beginning of period	$642,825	$794,798
EOL and MR contract maintenance rights expense	(6,170)	(28,078)
MR contract maintenance rights write-off due to maintenance liability release	(7,340)	(1,841)
EOL contract maintenance rights write-off due to cash receipt	(16,701)	(35,346)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(2,362)	(1,860)
Maintenance rights at end of period	$610,252	$727,673

Schedule of other intangibles
Other intangibles consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Customer relationships, net	$209,001	$219,589
Contractual vendor intangible assets	5,045	5,045
	$214,046	$224,634

Maintenance Rights Intangible And Lease Premium, Net
Finite-Lived Intangible Assets [Line Items]
Schedule of maintenance rights and lease premiums
Maintenance rights and lease premium, net consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Maintenance rights	$610,252	$642,825
Lease premium, net	3,919	7,089
	$614,171	$649,914

Customer Relationships And Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Schedule of other intangibles
The following tables present details of customer relationships and related accumulated amortization as of June 30, 2021 and December 31, 2020:

	June 30, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(150,999)	$209,001

	December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(140,411)	$219,589